Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Fair Value Hierarchy for Financial Assets and Liabilities Measured at Fair Value
As of December 31, 2025, the carrying amounts of our significant financial assets and liabilities measured at fair value on a recurring basis are as follows:

		December 31, 2025
($ in millions)	Balance Sheet Location	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Derivative assets	Other current assets	—	—	—	—
Equity investments	Other non-current assets	5	—	—	5
Liabilities:
Derivative liabilities	Other current liabilities	—	3	—	3